Financial Instruments - Disclosure of Details Private markets (Detail) - BRAZIL - VINPVinci Monalisa Fim Credito Privado Ie [Member] - Private Market [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	R$ 30,189	R$ 7,146
Vinci Capital Partners III Feeder FIP Multiestratgia [Member]
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	4,236	4,262
Nordeste III FIP Multiestratgia [Member]
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	3,400	2,884
Fundo Garantidor De Infraestrutura FGIE ClassA [Member]
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	3,272	0
Fundo Garantidor De Infraestrutura FGIE ClassB [Member]
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	13,151	0
Compass Global Investments III [Member]
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	3,152	0
Compass Global Investments II [Member]
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	1,975	0
Compass Private Equity Vii Fi [Member]
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	R$ 1,003	R$ 0